Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Components of Deferred Tax Assets [Abstract]
Accounts receivable	$ 44,241	$ 495,373
Accrued expenses	12,640,052	11,259,586
Inventory	490,574	341,539
Investment in partnership	9,536,754	7,730,044
Net operating losses	2,819,515	4,799,901
Tax credits	4,616,722	9,091,441
Share compensation	439,318
Other	1,229,509	1,932,521
Less: valuation allowance	(298,219)	(137,061)
Components of Deferred Tax Liabilities [Abstract]
Prepaid expenses	(828,216)	(9,200,249)
Property plant & equipment	(3,002,215)	(2,827,186)
Intangible assets	(55,982,518)	(67,293,830)
Total deferred income taxes	$ (28,294,483)	(43,807,921)
Vertical/Trigen Holdings, LLC [Member]
Components of Deferred Tax Liabilities [Abstract]
Ownership by parent (as a percent)	100.00%
Vertical/Trigen
Components of Deferred Tax Liabilities [Abstract]
Total deferred income taxes	$ (30,289,469)	$ (44,655,585)